Share-Based Compensation - Summary of the Status of Employee Stock Options (Details) - Stock Options - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding (in shares)	792
Exercised (in shares)	(365)
Outstanding (in shares)	427
Vested (in shares)	427	800	900
Vested and expected to vest (in shares)	427
Weighted Average Exercise Price
Outstanding (in USD per share)	$ 20.06
Exercised (in USD per share)	20.97
Outstanding (in USD per share)	19.28
Vested (in USD per share)	19.28	$ 20.06	$ 20.04
Vested and expected to vest (in USD per share)	$ 19.28
Weighted Average Contractual Term
Outstanding	1 year 3 months
Vested	1 year 3 months
Vested and expected to vest	1 year 3 months
Aggregate Intrinsic Value
Outstanding	$ 14,338
Vested	14,338
Vested and expected to vest	$ 14,338